Consolidated Statement of Cash Flows - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Operating Activities:
Net loss	$ (701,447)	$ (1,635,234)	$ (51,858)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	3,354	12,992	7,090
Amortization of debt discount	273,458	721,360	18,130
Interest expense related to fair value of derivative instruments granted	$ 380,274	378,563
Change in fair value of derivative instruments		(92,382)
Stock based payments		10,000
Changes in operating assets and liabilities:
Prepaid expenses and other assets	$ 6,035	(6,035)
Others asset	499	(499)
Investment in Angel Jade	(10,000)
Accounts payable	(2,957)	2,957	(5,410)
Accrued expenses	50,618	251,329
Accrued interest	34,571	99,930	3,426
Deposits	35,416	80,000
Net cash used in operating activities	69,821	(193,239)	$ (28,622)
Investing Activities:
Purchase of property and equipment	(78,476)	(92,586)
Net cash used in investing activities	(78,476)	$ (92,586)
Financing Activities:
Proceeds from issuance of convertible debt, net of debt discounts
Repayment of loan from related party			$ 22,255
Proceeds from related party loans, net of debt discounts	(98,996)	$ 339,920
Net cash provided by financing activities	(98,996)	339,920	$ 22,255
Effective of exchange rates on cash		55,022
Net change in cash	(107,651)	54,095	$ (6,367)
Cash, beginning of year	110,152	1,035	7,402
Cash, end of year	$ 2,501	$ 110,152	$ 1,035
Supplemental Cash Flow Information
Cash paid during the year for interest
Cash paid during the year for taxes
Fair value of common stock issued for memorandum of understanding for Instacash Pty Ltd		$ 10,000
Conversion of convertible debt to common stock		3,274
Beneficial conversion features recorded as debt discount for non-related party of $80,434 and related party of $259,837	$ 61,273	340,271	$ 3,099
Fair value of derivative liabilities - conversion feature for non-related party of $92,252 and related party of $660,745	$ 673,788	$ 752,997